Long-Term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Schedule Of Investments [Line Items]
Cost method investments	¥ 79,696	¥ 10,980		$ 11,591
Impairment losses	¥ 0	¥ 0	¥ 0
Zhuoxuan
Schedule Of Investments [Line Items]
Percentage of share acquired	5.93%			5.93%
Cost method investments	¥ 5,438			$ 792
Mengxiang
Schedule Of Investments [Line Items]
Percentage of share acquired	13.80%			13.80%
Cost method investments	¥ 21,512			$ 3,134
Qianhai
Schedule Of Investments [Line Items]
Percentage of share acquired	10.00%			10.00%
Cost method investments	¥ 40,000			$ 5,828
Skymind
Schedule Of Investments [Line Items]
Cost method investments	¥ 1,716		¥ 980	$ 250		$ 150
Percentage of company held share capital			1.19%			1.19%
Shuwei
Schedule Of Investments [Line Items]
Percentage of share acquired	4.27%	6.25%		4.27%	6.25%
Cost method investments		¥ 10,000			$ 1,457